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                            MFS Managed Sectors Fund
                         MFS Alabama Municipal Bond Fund
                         MFS World Asset Allocation Fund
                        MFS Arkansas Municipal Bond Fund
                            MFS Emerging Growth Fund
                       MFS California Municipal Bond Fund
                             MFS Capital Growth Fund
                         MFS Florida Municipal Bond Fund
                        MFS Gold & Natural Resources Fund
                         MFS Georgia Municipal Bond Fund
                          MFS Intermediate Income Fund
                        MFS Louisiana Municipal Bond Fund
                              MFS High Income Fund
                        MFS Maryland Municipal Bond Fund
                             MFS Municipal Bond Fund
                      MFS Massachusetts Municipal Bond Fund
                                  MFS OTC Fund
                       MFS Mississippi Municipal Bond Fund
                              MFS Total Return Fund
                        MFS New York Municipal Bond Fund
                                MFS Research Fund
                     MFS North Carolina Municipal Bond Fund
                           MFS World Total Return Fund
                      MFS Pennsylvania Municipal Bond Fund
                               MFS Utilities Fund
                     MFS South Carolina Municipal Bond Fund
                              MFS World Equity Fund
                        MFS Tennessee Municipal Bond Fund
                           MFS World Governments Fund
                          MFS Texas Municipal Bond Fund
                                 MFS Value Fund
                        MFS Virginia Municipal Bond Fund
                            MFS Strategic Income Fund
                       MFS Washington Municipal Bond Fund
                              MFS World Growth Fund
                      MFS West Virginia Municipal Bond Fund
                                  MFS Bond Fund
                            MFS Municipal Income Fund
                            MFS Limited Maturity Fund
                          MFS Growth Opportunities Fund
                       MFS Municipal Limited Maturity Fund
                         MFS Government Securities Fund
                          MFS Government Mortgage Fund
                   Massachusetts Investors Growth Stock Fund
                MFS/Foreign & Colonial International Growth Fund
                      MFS Government Limited Maturity Fund
          MFS/Foreign & Colonial International Growth and Income Fund
                          Massachusetts Investors Trust
              MFS/Foreign & Colonial Emerging Markets Equity Fund


                      Supplement to the Current Prospectus



         During the period from February 1, 1996 through April 30, 1996 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay Franklin Financial Services Corporation ("Franklin") an additional commission equal to 1.00% of the gross commissionable sales of all of the Class A and Class B shares (excluding sales to shareholders of $1,000,000 or more) of each of the funds listed above (the "Funds") made by such dealer to shareholders purchasing such Funds through MFS Individual Retirement Accounts (excluding SEP-IRAs) ("Eligible IRAs"). A Letter of Acceptance with respect to the transfer of funds into such Eligible IRA must be received by MFS Service Center, Inc. (the "Shareholder Servicing Agent") during the Sales Period, and the Shareholder Servicing Agent must receive the proceeds representing such transfer by May 31, 1996, in order for the dealer to receive the above-described commission.

         Although municipal bond funds, such as the various MFS single-state and other municipal bond funds listed above, are generally available as an investment choice for an IRA, they may not be suitable for inclusion in an IRA due to their tax-exempt nature. A shareholder should consult his or her financial or tax adviser regarding any such investment.

                The date of this Supplement is February 1, 1996.